Schedule of Sets Forth Major Related Parties and Their Relationships (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Manadr Medical Holdings Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Related company under common control of directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui	Related company under common control of directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui	Related company under common control of directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
Kim JL Healthcare Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Related company under common control of the same directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui	Related company under common control of the same directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui	Related company under common control of the same directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
EC Family Clinic Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	50% owned by Dr. Rachel Teoh Pui Pui	50% owned by Dr. Rachel Teoh Pui Pui	50% owned by Dr. Rachel Teoh Pui Pui
Manadr Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Related party relationship	76% owned by Dr. Siaw Tung Yeng	76% owned by Dr. Siaw Tung Yeng	76% owned by Dr. Siaw Tung Yeng
Rachel Teoh Pui Pui [Member]
Related Party Transaction [Line Items]
Related party relationship	Director	Director	Director
Siaw Tung Yeng [Member]
Related Party Transaction [Line Items]
Related party relationship	Director	Director	Director
Nam Min Fern [Member]
Related Party Transaction [Line Items]
Related party relationship	Director	Director	Director
Teo Kian Huat [Member]
Related Party Transaction [Line Items]
Related party relationship	Director	Director	Director
Tsang Bih Shiou [Member]
Related Party Transaction [Line Items]
Related party relationship	Director	Director	Director